Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Current assets:
Cash and cash equivalents	$ 1,188.6	$ 1,148.1
Short-term investments	848.4	902.6
Accounts receivable, net	485.9	386.5
Inventories	1,241.5	965.8
Prepaid expenses and other current assets	196.5	161.5
Deferred income taxes, net	238.7	230.4
Total current assets	4,199.6	3,794.9
Long-term investments - available-for-sale securities	116.0	107.0
Equity and cost investments	459.9	372.3
Property, plant and equipment, net	2,658.9	2,355.0
Other assets	385.7	409.6
Goodwill	399.1	321.6	[1]
TOTAL ASSETS	8,219.2	7,360.4
LIABILITIES AND EQUITY
Accounts payable	398.1	540.0
Accrued liabilities	1,133.8	940.9
Insurance reserves	167.7	145.6
Deferred revenue	510.2	449.3
Total current liabilities	2,209.8	2,075.8
Long-term debt	549.6	549.5
Other long-term liabilities	345.3	347.8
Total liabilities	3,104.7	2,973.1
Shareholders' equity:
Common stock ($0.001 par value) - authorized, 1,200.0 shares; issued and outstanding, 749.3 and 744.8 shares, respectively (includes 3.4 common stock units in both periods)	0.7	0.7
Additional paid-in capital	39.4	40.5
Retained earnings	5,046.2	4,297.4
Accumulated other comprehensive income	22.7	46.3
Total shareholders' equity	5,109.0	4,384.9
Noncontrolling interests	5.5	2.4
Total equity	5,114.5	4,387.3
TOTAL LIABILITIES AND EQUITY	$ 8,219.2	$ 7,360.4

[1]	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.